Equity (Details Textual) $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended
	Jan. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2018 ILS (₪) shares	Jun. 30, 2018 shares	Dec. 31, 2017 shares
Equity (Textual)
ADS shares, description
An amount of NIS 10,024 out of the consideration related to the ADSs and classified as equity component, while an amount of NIS 2,113 related to the fair value of the warrants to purchase ADSs and was classified as a liability.

An amount of NIS 10,024 out of the consideration related to the ADSs and classified as equity component, while an amount of NIS 2,113 related to the fair value of the warrants to purchase ADSs and was classified as a liability.

Treasury shares			2,641,693	2,641,693
Number of shares investors	484,848	484,848
Unregistered warrants to purchase	266,667	266,667
Direct offering | $ / shares	$ 8.25
Gross proceeds | ₪		₪ 13,620
Issuance costs | ₪		11,865
Investor warrants [Member]
Equity (Textual)
Issuance costs | ₪		₪ 272
Warrants exercisable term	1 year	1 year
Warrant exercise price | $ / shares	$ 12.00
Agent fees | $	$ 323
Purchase of tradable warrants	24,242	24,242
Warrants exercisable, description	The investor warrants except they have an exercise price of $10.31 per ADS.	The investor warrants except they have an exercise price of $10.31 per ADS.